Subsequent Events - Schedule of Redemption Price Percentage (Detail)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Subsequent Event [Line Items]
2016	105.344%	105.344%
2017	103.563%	103.563%
2018	101.781%	101.781%
2019 and thereafter	100.00%	100.00%